Additional Information - Summary of Standardised Measure of Discounted Future Cash Flows (Detail) - Exploration and evaluation assets and Oil and gas assets [member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Standardised Measure Of Discounted Future Cash Flows [Line Items]
Future cash inflows	$ 155,475	$ 235,450	$ 81,897
Future production costs	(43,289)	(40,855)	(23,092)
Future development costs	(18,974)	(16,746)	(10,777)
Future income taxes	(32,902)	(67,005)	(16,356)
Future net cash flows	60,310	110,844	31,672
Discount at 10% per annum	(28,157)	(56,701)	(15,935)
Standardised measure	32,153	54,143	15,737	$ 5,084
Australia [member]
Standardised Measure Of Discounted Future Cash Flows [Line Items]
Future cash inflows	114,168	197,194	76,202
Future production costs	(31,945)	(31,157)	(22,193)
Future development costs	(10,758)	(12,259)	(8,296)
Future income taxes	(27,527)	(62,182)	(16,266)
Future net cash flows	43,938	91,596	29,447
Discount at 10% per annum	(20,024)	(48,924)	(14,793)
Standardised measure	23,914	42,672	14,654
International [member]
Standardised Measure Of Discounted Future Cash Flows [Line Items]
Future cash inflows	41,307	38,256	5,695
Future production costs	(11,344)	(9,698)	(899)
Future development costs	(8,216)	(4,487)	(2,481)
Future income taxes	(5,375)	(4,823)	(90)
Future net cash flows	16,372	19,248	2,225
Discount at 10% per annum	(8,133)	(7,777)	(1,142)
Standardised measure	$ 8,239	$ 11,471	$ 1,083